REVENUES - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of revenue [line items]
Gross revenue	$ 1,265,157	$ 563,631
Percentage of revenue	100.00%	100.00%
Less: smelting and refining costs	$ (8,000)	$ (3,027)
Revenues	1,257,157	560,604
Silver [Member]
Disclosure of revenue [line items]
Silver	$ 724,324	$ 240,737
Percentage of revenue	58.00%	43.00%
Gold [Member]
Disclosure of revenue [line items]
Gold	$ 409,406	$ 322,894
Percentage of revenue	32.00%	57.00%
Lead [Member]
Disclosure of revenue [line items]
Gold	$ 41,023	$ 0
Percentage of revenue	3.00%	0.00%
Zinc [Member]
Disclosure of revenue [line items]
Gold	$ 87,690	$ 0
Percentage of revenue	7.00%	0.00%
Copper [Member]
Disclosure of revenue [line items]
Gold	$ 2,714	$ 0
Percentage of revenue	0.00%	0.00%